PROPERTY	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY

NOTE 3 – PROPERTY

The Company capitalizes all property purchases over $1,000 and depreciates the assets on a straight-line basis over their useful lives of 3 years for computers and 7 years for all other assets. Property consists of the following at October 31, 2021 and January 31, 2021:

	October 31, 2021	January 31, 2021
Office furniture, fixtures and equipment	$94,042	$85,413
Shop equipment	43,004	43,004
Vehicles	206,760	40,433
Sub-total	343,806	168,850
Less: Accumulated depreciation	(109,468)	(88,823)
Total Property	$234,338	$80,027

F-11

Additions to fixed assets for the nine months ended October 31, 2021 and were $186,327 with $35,000 paid in cash and $151,327 financed through vehicle loans for vehicles and an additional $8,628 acquired in equipment. Additions to fixed assets were nil for the nine months ended October 31, 2020.

For the nine months ended October 31, 2021, vehicles having a cost of $20,000 and a net book value of $4,715 was disposed of. Proceeds received of $25,060 and a gain on sale of property and equipment of $20,345 were recorded.

Office equipment having a cost of $9,750 and a net book value of $9,286 was disposed of during the nine months ended October 31, 2020. Proceeds received of $9,750 and a gain on sale of property and equipment of $464 were recorded.

Depreciation expense was $12,479 and $6,299 for the three months ended October 31, 2021 and October 31, 2020, respectively.

Depreciation expense was $35,930 and $18,897 for the nine months ended October 31, 2021 and October 31, 2020, respectively.

NOTE 3 – PROPERTY

The Company capitalizes all property purchases over $1,000 and depreciates the assets on a straight-line basis over their useful lives of 3 years for computers and 7 years for all other assets. Property consists of the following at January 31, 2021 and 2020:

	2021	2020
Office furniture, fixtures and equipment	$85,413	$95,163
Shop equipment	43,004	43,004
Vehicles	40,433	40,433
Sub-total	168,850	178,600
Less: Accumulated depreciation	(88,823)	(64,091)
Total Property	$80,027	$114,509

Additions to fixed assets were $0 and $16,742 for the years ended January 31, 2021 and January 2020, respectively.

Office equipment having a cost of $9,750 and a net book value of $9,286 was disposed of during the year ended January 31, 2021. Proceeds received of $9,750 and a gain on sale of property and equipment of $464 were recorded.

During the year ended January 31, 2020 the company disposed of property having a cost of $144,662 and a net book value of $109,527 for proceeds of $125,822. The company recorded a gain on sale of property and equipment of $16,295.

Depreciation expense was $25,196 and $34,832 for the twelve months ended January 31, 2021 and January 2020, respectively.